       SUPPLEMENT DATED MAY 9, 2014 TO YOUR PROSPECTUS DATED MAY 1, 2014

THE DEFINITION FOR "OUR WEBSITE" IN THE DEFINITIONS SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

THE FOLLOWING LANGUAGE IS ADDED TO YOUR PROSPECTUS IN THE "SURRENDERS" SECTION OF "THE CONTRACT" IMMEDIATELY AFTER THE SUB-HEADING "HOW DO I REQUEST A SURRENDER?":

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.

WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your disbursement instructions, including your mailing address.

You may submit this form via mail, fax or a request via the internet.

Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.

Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.

THE INFORMATION IN APPENDIX C - FUND DATA UNDER I. INVESTMENT OPTIONS - (STANDARD) IS DELETED AND REPLACED WITH THE FOLLOWING:

I. INVESTMENT OPTIONS - (STANDARD)

THE STANDARD INVESTMENT OPTIONS ARE AVAILABLE FOR THE DIRECTOR PLUS I/IR, AMSOUTH VARIABLE ANNUITY PLUS I/IR, THE DIRECTOR SELECT PLUS I/IR, DIRECTOR PREFERRED PLUS I/ IR, DIRECTOR ELITE PLUS I/IR AND THE DIRECTOR SOLUTION PLUS I/IR:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series II*                             with preservation of capital and liquidity


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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund  Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford SmallCap Growth HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IB                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund - Class IB   Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB (a)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IB     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  (a)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Healthcare HLS Fund - Class    Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  IB                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IB                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    Hartford Funds Management Company, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IB (b)                                                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund - Class IB+    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund - Class  Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  IB+                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund - Class IB      Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashort Bond HLS Fund -     Seeks total return and income consistent     Hartford Investment Financial Services, LLC
  Class IB (1)                           with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP
 Hartford Value HLS Fund - Class IB      Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.
(b) This fund is not available as an investment option to Director Preferred I/IR contracts.

NOTES

(1)  Formerly Hartford Money Market HLS Fund - Class IB

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7559